Debt and Credit Facilities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended				0 Months Ended				0 Months Ended		0 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended				3 Months Ended	1 Months Ended
	Nov. 30, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2013 Maximum [Member]	Nov. 30, 2013 Minimum [Member]	Nov. 14, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Oct. 03, 2011 Revolving Credit Facility [Member] USD ($)	Nov. 14, 2012 Multicurrency Term A Facility Tranche [Member]	Nov. 14, 2012 Term Loan B Facility Due October 2018 [Member]	Dec. 31, 2013 Term Loan B Facility Due October 2018 [Member] USD ($)	Dec. 31, 2012 Term Loan B Facility Due October 2018 [Member] USD ($)	Nov. 14, 2012 Dollar-denominated [Member] Term Loan B Facility Due October 2018 [Member]	Nov. 30, 2013 Dollar-denominated [Member] Term Loan B Facility Due October 2018 [Member] USD ($)	Nov. 14, 2012 Euro-denominated [Member] Term Loan B Facility Due October 2018 [Member]	Nov. 30, 2013 Euro-denominated [Member] Term Loan B Facility Due October 2018 [Member] EUR (€)	Dec. 31, 2013 5.25% Senior Notes Due April 2023 [Member]	Mar. 31, 2013 5.25% Senior Notes Due April 2023 [Member] USD ($)	Dec. 31, 2012 5.25% Senior Notes Due April 2023 [Member]	Dec. 31, 2013 6.50% Senior Notes Due December 2020 [Member]	Dec. 31, 2012 6.50% Senior Notes Due December 2020 [Member]	Nov. 30, 2012 6.50% Senior Notes Due December 2020 [Member] USD ($)	Dec. 31, 2013 Term Loan A Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A Facility [Member] USD ($)	Dec. 31, 2012 Term Loan A Facility [Member] Yen-denominated [Member] USD ($)	Dec. 31, 2012 Term Loan A Facility [Member] Yen-denominated [Member] Prepaid 2013 Payments [Member] USD ($)	Dec. 31, 2013 Term Loan B Facility [Member] USD ($)	Dec. 31, 2012 Term Loan B Facility [Member] USD ($)	Dec. 31, 2012 Term Loans A and B [Member] USD ($)	Dec. 31, 2011 Term Loans A and B [Member] USD ($)	Mar. 31, 2013 7.875% Senior Notes Due June 2017 [Member] USD ($)	Nov. 30, 2012 5.625 % Senior Notes Due July 2013 [Member] USD ($)	Dec. 31, 2011 5.625 % Senior Notes Due July 2013 [Member]
Debt Instrument [Line Items]
Aggregate principal amount																			$ 425				$ 425
Debt interest rate																		5.25%	5.25%	5.25%	6.50%	6.50%	6.50%									7.875%	5.625%	5.625%
Debt repurchase rate																																7.875%
Aggregate repurchase price of senior notes																																431	421
Early redemption																																400
Premium paid on redemption of debt percentage																																6.00%	3.00%
Premium paid on redemption of debt																																23	13
Accrued interest paid on redemption of debt																																8	8
Recognized net pre-tax loss		36.3	36.9																									4.0				32.0	12.0
Credit facility, maturity date										Oct. 31, 2016	Oct. 31, 2018							Apr. 01, 2023														Jun. 01, 2017
Frequency of interest payments																		Interest is payable on April 1 and October 1 of each year, commencing October 1, 2013
Repurchase aggregate principal amount																																	400
Gain on the termination of a related interest rate swap																																	1
Line of Credit Facility						700			700						525		128
Decrease in interest margin	0.75%
Decrease in eurocurrency rate under the term loan B facilities				1.00%	0.75%
Percentage of prepayment term loan																												1.00%
Prepaid debt																										90	95	101	1,100
Refinance of the remaining principal amount of term loan																										80		697	801
Percentage of principal debt refinanced																												100.00%	99.75%
Term period of credit facility						5 years				5 years	7 years
Additional interest rate of LIBOR loans						2.50%								3.00%		3.50%
Additional interest rate of base rate loans						1.50%								2.00%		2.50%
Reduction in interest rate for LIBOR loans						2.25%
Reduction in interest rate for base rate loans						1.25%
Percentage of floor to which LIBOR subjected											1.00%
Lender fees																										1			7
Non-lender fees																										1			7
Unamortized original issuance discounts																													9
Unamortized discount												10.8	15.6																2.0
Amortization expenses related to the debt instruments																														23	7
Amount outstanding under revolving credit facility		81.6	39.2				0	0																684.5	843.9			681.6	771.6
Short-term borrowings		$ 81.6	$ 39.2